INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
	December 31,
	2013	2014

Cost:
Technology	$-	$4,627

	-	4,627

Less accumulated amortization	-	153

Intangible assets, net	$-	$4,474